Derivative Financial Instruments and Hedge Accounting (Tables)	6 Months Ended
Sep. 30, 2022
Text block [abstract]
Derivative Financial Instruments by Type and Purpose of Derivatives
The tables below represent the derivative financial instruments by type and purpose of derivatives at September 30, 2022 and March 31, 2022.

	At September 30, 2022
	Trading			Risk Management (1)
	Notional amounts	Assets	Liabilities	Notional amounts	Assets	Liabilities

	(In millions)
Interest rate derivatives	¥2,061,120,066	¥6,212,947	¥7,768,002	¥72,040,221	¥1,198,010	¥1,332,739
Futures	223,142,537	102,812	91,516	6,247,101	12,001	1,289
Listed Options	522,958,253	599,055	168,442	—	—	—
Forwards	17,421,037	69,019	62,512	—	—	—
Swaps	1,081,676,525	4,567,833	4,742,377	65,591,834	1,186,009	1,303,834
OTC Options	215,921,714	874,228	2,703,155	201,286	—	27,616
Currency derivatives	224,730,244	5,433,716	3,656,993	20,343,998	275,513	2,444,014
Futures	13,767	—	1,387	—	—	—
Listed Options	—	—	—	—	—	—
Forwards	122,497,469	3,161,352	2,683,600	3,177,503	40,728	535,946
Swaps	91,213,820	2,064,043	686,410	17,166,495	234,785	1,908,068
OTC Options	11,005,188	208,321	285,596	—	—	—
Equity derivatives	2,832,186	110,350	124,518	—	—	—
Futures	1,433,209	49,993	44,600	—	—	—
Listed Options	1,093,200	27,854	64,714	—	—	—
Forwards	108	—	8	—	—	—
Swaps	41,810	581	6,518	—	—	—
OTC Options	263,859	31,922	8,678	—	—	—
Commodity derivatives	230,568	15,417	14,023	—	—	—
Futures	81,998	1,444	2,005	—	—	—
Listed Options	—	—	—	—	—	—
Forwards	—	—	—	—	—	—
Swaps	99,706	13,270	11,048	—	—	—
OTC Options	48,864	703	970	—	—	—
Credit derivatives	3,118,501	22,050	26,300	—	—	—

Total derivative financial instruments	¥2,292,031,565	¥11,794,480	¥11,589,836	¥92,384,219	¥1,473,523	¥3,776,753

	At March 31, 2022
	Trading			Risk Management (1)
	Notional amounts	Assets	Liabilities	Notional amounts	Assets	Liabilities

	(In millions)
Interest rate derivatives	¥1,429,411,628	¥3,016,258	¥3,189,943	¥56,750,246	¥577,685	¥582,721
Futures	150,781,509	118,492	119,133	774,857	321	2
Listed Options	450,609,244	493,433	99,058	—	—	—
Forwards	12,650,288	1,447	84	—	—	—
Swaps	659,925,813	2,062,478	2,096,930	55,805,239	577,364	579,505
OTC Options	155,444,774	340,408	874,738	170,150	—	3,214
Currency derivatives	180,733,207	2,637,955	2,000,625	13,999,978	66,030	986,906
Futures	10,759	101	204	—	—	—
Listed Options	—	—	—	—	—	—
Forwards	84,081,833	1,259,714	1,132,187	2,836,806	29,947	267,923
Swaps	86,177,897	1,258,400	727,106	11,163,172	36,083	718,983
OTC Options	10,462,718	119,740	141,128	—	—	—
Equity derivatives	2,801,005	102,313	157,086	19,720	—	2,031
Futures	1,231,058	39,764	62,024	—	—	—
Listed Options	1,252,615	35,056	82,997	—	—	—
Forwards	—	—	—	—	—	—
Swaps	56,448	542	4,859	19,720	—	2,031
OTC Options	260,884	26,951	7,206	—	—	—
Commodity derivatives	153,247	21,540	19,544	—	—	—
Futures	11,186	1,413	202	—	—	—
Listed Options	—	—	—	—	—	—
Forwards	—	—	—	—	—	—
Swaps	138,270	20,033	18,815	—	—	—
OTC Options	3,791	94	527	—	—	—
Credit derivatives	2,839,549	21,967	27,480	—	—	—

Total derivative financial instruments	¥1,615,938,636	¥5,800,033	¥5,394,678	¥70,769,944	¥643,715	¥1,571,658

(1)
Derivative financial instruments categorized as “Risk Management” are used for economic hedging, such as managing the exposure to changes in fair value of the loan portfolio, and are identified as hedging instruments under Japanese GAAP. Under IFRS, the Group applies hedge accounting for certain fixed rate debt securities in issue, borrowings and debt instruments at fair value through other comprehensive income (“FVOCI”), certain equity instruments elected to be measured at FVOCI and net investments in foreign operations. Derivative financial instruments designated as hedging instruments are also categorized as “Risk Management.”

Schedule of Items Designated as Hedging Instruments	The table below represents the amounts related to items designated as hedging instruments at September 30, 2022 and March 31, 2022.

	At September 30, 2022			At March 31, 2022
	Notional amounts	Carrying amounts		Notional amounts	Carrying amounts
		Assets	Liabilities		Assets	Liabilities

	(In millions)
Interest rate risk
Interest rate swaps	¥8,780,358	¥176,724	¥714,204	¥8,117,678	¥110,604	¥246,482
Interest rate options	201,286	—	27,616	170,150	—	3,214
Stock price risk
Equity swaps	—	—	—	19,720	—	2,031

Schedule of Hedges of Net Investments in Foreign Operations	The table below represents the amounts related to items designated as hedging instruments at September 30, 2022 and March 31, 2022.

	At September 30, 2022			At March 31, 2022
	Nominal amounts	Carrying amounts		Nominal amounts	Carrying amounts
		Assets	Liabilities		Assets	Liabilities

	(In millions)
Foreign exchange forward contracts	¥3,140,082	¥40,728	¥530,025	¥2,783,215	¥29,947	¥266,699
Foreign currency denominated financial liabilities	179,099	—	179,099	129,090	—	129,090